Operating segments - Revenue and Non-Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 843,323	$ 724,526
Non-current assets	1,842,466	1,894,315
North America
Disclosure of geographical areas [line items]
Revenue	336,563	301,257
Europe, Middle East and Africa
Disclosure of geographical areas [line items]
Revenue	465,935	394,758
Latin America
Disclosure of geographical areas [line items]
Revenue	33,105	22,841
Asia Pacific
Disclosure of geographical areas [line items]
Revenue	7,720	5,670
Canada
Disclosure of geographical areas [line items]
Non-current assets	1,005,845	1,083,594
United States
Disclosure of geographical areas [line items]
Non-current assets	207,948	252,577
European Union
Disclosure of geographical areas [line items]
Non-current assets	625,411	552,372
Rest of the world
Disclosure of geographical areas [line items]
Non-current assets	$ 3,262	$ 5,772